Segmental analysis	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Segmental analysis

3	Segmental analysis
The Chief Executive, supported by the rest of the Executive Committee, is considered the Chief Operating Decision Maker (‘CODM’) for the
purposes of identifying the group’s reportable segments.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and global functions to the extent that they can be meaningfully attributed to global businesses. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-
business line transactions. All such transactions are undertaken on arm’s length terms. Measurement of segmental assets, liabilities, income and expenses is in accordance with the group’s accounting policies. Shared costs are included in segments on the basis of actual recharges.
The intra-group elimination items for the businesses are presented in Corporate Centre.
The types of products and services from which each reportable segment derives its revenue are discussed in the ‘Strategic Report – Our global businesses’ on page 6.
By operating segment:

Profit/(loss) before tax
	Half-year to 30 Jun 2024
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,090	1,044	70	864	714	(230)	3,552
– of which: net interest income/(expense)	241	680	(10)	616	477	(1,346)	658
Change in ECL and other credit impairment charges	(1)	84	1	(32)	6	(5)	53
Net operating income/(expense)	1,089	1,128	71	832	720	(235)	3,605
Total operating expenses	(1,051)	(510)	(77)	(353)	(410)	(84)	(2,485)
Operating profit/(loss)	38	618	(6)	479	310	(319)	1,120
Share of profit in associates and joint ventures	—	—	—	—	—	16	16
Profit/(loss) before tax	38	618	(6)	479	310	(303)	1,136
Cost efficiency ratio %	96.4	48.9	110.0	40.9	57.4		70.0

	Half-year to 30 Jun 2023
Net operating income before change in expected credit losses and other credit impairment charges[1]	1,082	1,061	39	874	2,347	57	5,460
– of which: net interest income/(expense)	89	696	(21)	648	491	(763)	1,140
Change in expected credit losses and other credit impairment charges	—	(87)	—	18	12	(1)	(58)
Net operating income/(expense)	1,082	974	39	892	2,359	56	5,402
Total operating expenses	(1,094)	(512)	(65)	(305)	(451)	(80)	(2,507)
Operating profit/(loss)	(12)	462	(26)	587	1,908	(24)	2,895
Share of loss in associates and joint ventures	—	—	—	—	—	(35)	(35)
Profit/(loss) before tax	(12)	462	(26)	587	1,908	(59)	2,860
Cost efficiency ratio %	101.1	48.3	166.7	34.9	19.2		45.9
1  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
External net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun	30 Jun
	2024	2023
	£m	£m
External net operating income by country[1]	3,552	5,460
– United Kingdom	1,758	1,853
– France	554	2,618
– Germany	438	427
– Other countries	802	562
1  Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
30 Jun 2024
Loans and advances to customers	4,719	33,391	150	25,859	15,669	5,933	85,721
Customer accounts	42,329	86,061	9,486	60,529	42,499	53	240,957

31 Dec 2023
Loans and advances to customers	2,718	34,723	67	24,226	13,666	91	75,491
Customer accounts	41,102	85,303	9,434	58,620	28,337	145	222,941